Note 13: Loans Payable: Short Term Loans (Details) (USD $)	Nov. 30, 2013
LDNote1Member
Short term loan	$ 87,500
Short Term Note Interest	1,290
Stock Redemption - Mikolajczyk acquisition
Short term loan	9,375
Short Term Note Interest	138
LD Note #2,3 & 4
Short term loan	28,125
Short Term Note Interest	414
Jerry G. Mikolajczyk d/b/a Lighthouse Investments
Short term loan	398,249
Short Term Note Interest	0
JerryGMikolajczykMember
Short term loan	20,000
Short Term Note Interest	$ 0